Cover	Jan. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2024
Entity File Number	001-41940
Entity Registrant Name	Autonomix Medical, Inc.
Entity Central Index Key	0001617867
Entity Tax Identification Number	47-1607810
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	21 Waterway Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	(713)
Local Phone Number	588-6150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AMIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false